Global Opportunity Portfolio
Global Opportunity Portfolio

Prospectus Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Global Opportunity Portfolio (the "Portfolio")

The contractual advisory fee rates of the Portfolio have been decreased, effective March 2, 2015. Accordingly, effective March 2, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Opportunity Portfolio		Class I	Class A		Class L
Advisory Fee	[1]	0.80%	0.80%	[2]	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	[2]	0.75%
Other Expenses		2.46%	2.78%	[2]	2.58%
Total Annual Portfolio Operating Expenses	[3]	3.26%	3.83%	[2]	4.13%
Fee Waiver and/or Expense Reimbursement	[3]	2.16%	2.38%	[2]	2.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.10%	1.45%	[2]	1.50%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.
[2]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[3]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.50% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

Please retain this supplement for future reference.